AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2000
                                                                 File No. 33-[ ]
                                                                File No. 811-[ ]


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                  THE MDL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (877) MDL-FUNDS

                                 JAMES A. FOGGO
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103
 ------------------------------------------------------------------------------
         /X/       Approximate date of Proposed Public Offering:
                 As soon as practicable after the effective date
                         of this Registration Statement
 ------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                                  THE MDL FUNDS
                                   PROSPECTUS

                                ----------, -----

                       MDL BROAD MARKET FIXED INCOME FUND
                        MDL LARGE CAP GROWTH EQUITY FUND

                               INVESTMENT ADVISER:
                               MDL ADVISORS, INC.


                     THE SECURITIES AND EXCHANGE COMMISSION
                      HAS NOT APPROVED OR DISAPPROVED THESE
                          SECURITIES OR PASSED UPON THE
                          ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The MDL Funds is a mutual fund family that offers shares of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund that you should know before investing.Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

                                                                     PAGE
     MDL BROAD MARKET FIXED INCOME FUND..............................XXX
     PERFORMANCE INFORMATION.........................................XXX
     FUND FEES AND EXPENSES..........................................XXX
     MDL LARGE CAP GROWTH EQUITY FUND................................XXX
     PERFORMANCE INFORMATION.........................................XXX
     FUND FEES AND EXPENSES..........................................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     INVESTMENT ADVISER..............................................XXX
     PORTFOLIO MANAGERS..............................................XXX
     PURCHASING AND SELLING FUND SHARES..............................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................XXX
     TAXES...........................................................XXX
     FINANCIAL HIGHLIGHTS............................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         MDL FUNDS...................................................XXX

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MDL BROAD MARKET FIXED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                  Total return consistent with preservation of
                                 capital

INVESTMENT FOCUS                 Fixed income securities

SHARE PRICE VOLATILITY           Medium

PRINCIPAL INVESTMENT STRATEGY    Investing in fixed income securities of the
                                 U.S. government and its agencies and U.S.
                                 corporations

INVESTOR PROFILE                 Investors who seek current income and are
                                 willing to have values fluctuate based on interest rate changes


INVESTMENT STRATEGY OF THE MDL BROAD MARKET FIXED INCOME FUND

The Fund invests primarily (at least 80% of its assets) in a broad portfolio of fixed income securities. These securities include U.S. Treasury bills, notes and bonds and other fixed income securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities. The Fund also invests in U.S. corporate fixed income securities rated in one of the three highest ratings categories. The Adviser will increase the Fund's average weighted maturity when it expects interest rates to decline and lower the average weighted maturity when interest rates are expected to rise. The duration of the Fund's investments will generally range from 4 to 7 years. The Adviser's investment selection process begins with a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted among the U.S. Treasury, government agency and corporate sectors. The Adviser conducts credit analysis of the corporate issues it buys and diversifies the Fund's investments in corporate debt among the major industry sectors. The Adviser continually monitors the sector weighting of the Fund and may sell a security when there is a fundamental change in a company's or sector's outlook or better opportunities become available. If a security's credit rating is downgraded, the Adviser will immediately review that security and take appropriate action, including the possible sale of that security. Due to this investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

PRINCIPAL RISKS OF INVESTING IN THE MDL BROAD MARKET FIXED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on a broad range of fixed income instruments, may perform differently than other mutual funds which target specific segments of the fixed income market or invest in other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance information shown below is the performance for the Fund's predecessor, the Advisors' Inner Circle Fund's MDL Broad Market Fixed Income Fund (the "AIC MDL Fixed Income Fund").
Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*

                              1998                        8.36%
                              1999                       -2.97%
                              2000                        X.XX%

                          BEST QUARTER                 WORST QUARTER
                             X.XX%                         X.XX%
                          (XX/XX/XX)                    (XX/XX/XX)

*       The performanceinformation shown above is based on calender years.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the Lehman Brothers Aggregate Bond Index.

                                                1 YEAR        SINCE INCEPTION
-------------------------------------------------------------------------------
MDL Broad Market Fixed Income Fund              X.XX%              X.XX%*
Lehman Brothers Aggregate Bond Index            X.XX%              X.XX%*

*        Since 10/31/97

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of net
asset value)                                                                None
Maximum  Sales Charge  (Load)  Imposed on  Reinvested  Dividends
and other Distributions  (as a percentage  of offering  price)              None
Redemption  Fee (as a  percentage of amount redeemed, if applicable)        None
Exchange Fee                                                                None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


Investment Advisory Fees                                             0.45%
Other Expenses                                                      [1.05%]
                                                                    -------
Total Annual Fund Operating Expenses                                [1.50%]

--------------------------------------------------------------------------------
* Other expenses are based on the most recent fiscal year for the AIC MDL Fixed Income Fund. The AIC MDL Fixed Income Fund's total actual annual fund operating expenses for its most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees and reimbursed certain expenses of the Fund in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these fee waivers and reimbursements at any time. With these fee waivers and reimbursements, the Fund's actual total operating expenses are expected to be as follows:

MDL Broad Market Fixed Income Fund                         [0.90%]

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                  3 YEARS                5 YEARS                10 YEARS
 [$153]                  [$474]                 [$818]                [$1,791}

MDL LARGE CAP GROWTH EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term growth of capital, with a secondary
                                   objective of income

INVESTMENT FOCUS                   U.S. common stocks

SHARE PRICE VOLATILITY             Medium

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks issued by large
                                   U.S. companies

INVESTOR PROFILE                   Investors who seek long term growth of
                                   capital and are willing to bear the risk of investing in equity securities


INVESTMENT STRATEGY OF THE MDL LARGE CAP GROWTH EQUITY FUND

The Fund invests primarily (at least 80% of its assets) in common stocks of large U.S. companies (companies with market capitalizations of $3 billion or more). The Fund seeks to own companies that have consistently grown earnings above the S&P 500 earnings growth rate but that offer "value" in terms of current price relative to growth prospects. The Adviser's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Fund normally invests in all major industry sectors represented in the S&P 500. The Adviser then conducts analysis of fundamental growth characteristics of the companies within those sectors to identify stocks which are likely to perform best over a six to twelve month horizon. Finally, the Adviser uses quantitative techniques to screen these companies based on factors such as earnings momentum, earnings consistency, and price/earnings ratios. These stocks are placed on the Adviser's "buy list," which is updated frequently. The Adviser will generally sell a security when it no longer appears on the "buy list." Due to this investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

PRINCIPAL RISKS OF INVESTING IN THE MDL LARGE CAP GROWTH EQUITY FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance information shown below is the performance for the Fund's predecessor, the Advisors' Inner Circle Fund's MDL Large Cap Growth Equity Fund (the "AIC MDL Growth Fund"). Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                               1998                       26.03%
                               1999                       20.77%
                               2000                       X.XX%

                            BEST QUARTER              WORST QUARTER
                               X.XX%                      X.XX%
                            (XX/XX/XX)                 (XX/XX/XX)

*       The performance information shown above is based on calender years.

This table compares the Fund's average annual total returns for the periods ended December 31, 2000 to those of the S&P 500 Index.

                                            1 YEAR        SINCE INCEPTION
----------------------------------------------------------------------------
MDL Large Cap Growth Equity Fund            X.XX%             X.XX%*
S&P 500 Index                               X.XX%             X.XX%*

*        Since 10/31/97

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of offering price)                                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset
value)                                                                      None
Maximum  Sales Charge  (Load)  Imposed on  Reinvested  Dividends
and other Distributions  (as a percentage  of offering  price)              None
Redemption  Fee (as a percentage of amount redeemed, if applicable)         None
Exchange Fee                                                                None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

Investment Advisory Fees                                             0.74%
Other Expenses                                                      [0.83%]
Total Annual Fund Operating Expenses                                [1.57%]

--------------------------------------------------------------------------------
* Other expenses are based on the most recent fiscal year for the AIC MDL Growth Fund. The AIC MDL Growth Fund's total actual annual fund operating expenses for its most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees and reimbursed certain expenses of the Fund in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser may discontinue all or part of these fee waivers and reimbursements at any time. With these fee waivers and reimbursements, the Fund's actual total operating expenses are expected to be as follows:
--------------------------------------------------------------------------------

MDL Large Cap Growth Equity Fund                          [1.26%]

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS                5 YEARS               10 YEARS
 [$160]                 [$496]                 [$855]               [$1,867]


MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity                MDL Large Cap Growth Equity Fund
securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK - The market value of fixed income investments change in                MDL Broad Market Fixed Income Fund
response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are fixed income                  MDL Broad Market Fixed Income Fund
securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and each Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees of The MDL Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

MDL Advisors, Inc. (MDL), serves as the Adviser to the Funds. MDL, formed in 2000 to advise the Funds, is a wholly-owned subsidiary of MDL Financial, Inc. and the successor to MDL Capital Management, Inc., the adviser of the AIC MDL Funds (the predecessor funds). MDL Financial, Inc. and its subsidiaries have served as investment adviser for the assets of institutional clients such as Taft-Hartley plans, hospitals, public sector funds, foundations and ERISA plans since it was founded in 1993. As of December 31, 2000, MDL Financial, Inc. and its subsidiaries have approximately $___ billion in assets under management. For its advisory services to the Funds, MDL is entitled to receive 0.45% for the MDL Broad Market Fixed Income Fund and 0.74% for the MDL Large Cap Growth Equity Fund, as a percentage of each Fund's average daily net assets. MDL has voluntarily agreed to waive a portion of its fees and reimburse certain expenses of the Fund so that total operating expenses do not exceed 0.90% for the MDL Broad Market Fixed Income Fund and 1.26% for the MDL Large Cap Growth Equity Fund, as a percentage of each Fund's average daily net assets. For the fiscal period ended October 31, 2000, the Adviser waived [the entire amount] of its advisory fees for the AIC MDL Broad Market Fixed Income Fund and received [0.43]% of the AIC MDL Large Cap Growth Fund's average daily net assets.

PORTFOLIO MANAGERS

Mark D. Lay has served as Chairman and Chief Executive Officer of MDL Advisors, Inc. since 1993. He has co-managed the Funds (and their predecessor funds) since their inception. Prior to founding MDL, Mr. Lay served as an account executive at Dean Witter Reynolds, Inc. and a Vice President in foreign exchange trading at Citicorp Investment Bank. He has more than 17 years of investment experience.

Edward Adatepe has served as Chief Investment Officer of MDL Advisors, Inc. since 1994. He has co-managed the Funds (and their predecessor funds) since their inception. Prior to joining MDL, Mr. Adatepe served as a Managing Director of RRZ Investment Management, Inc. He has more than 16 years of investment experience.

Steve Sanders has served as President of MDL Advisors, Inc. since 1996. He has co-managed the MDL Large Cap Growth Equity Fund (and its predecessor fund) since its inception. Prior to joining MDL, Mr. Sanders served as Credit Analyst at Mellon Financial Corp. and a Pension Employee Benefit Representative for AETNA Financial Services Inc. He also served as President and CEO at Sanders Financial, an investment advisory firm from 1986 to 1995. He has more than 15 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell your shares of the Funds.

The Funds are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-877-MDL-FUNDS. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "MDL Broad Market Fixed Income Fund" or "MDL Large Cap Growth Equity Fund." A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares by mail or wire on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 in either Fund. Your subsequent investments in any Fund must be made in amounts of at least $100. A Fund may accept investments of smaller amounts at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions by Automated Clearing House (ACH) from your account in amounts of at least $50 per month.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-877-MDL-FUNDS.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $500 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fixed Income Fund distributes its income on a monthly basis and makes distributions of capital gains, if any, at least annually. In addition, the Equity Fund distributes its income on a quarterly basis and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and its shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rates that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. On [Date], the MDL Broad Market Fixed Income Fund acquired all of the assets and liabilities of the MDL Broad Market Fixed Income Fund of the Advisors' Inner Circle Fund (the "AIC MDL Fixed Income Fund") and the MDL Large Cap Growth Fund acquired all of the assets and liabilities of the MDL Large Cap Growth Fund of The Advisors' Inner Circle Fund (the "AIC MDL Growth Fund" and together with the AIC MDL Fixed Income Fund, the "AIC MDL Funds"). The information prior to that date relates to the AIC MDL Funds. The
AIC MDL Funds information has been audited by [                 ], independent
public accountants. Their report, along with The Advisors' Inner Circle Fund's financial statements, appears in the annual report that accompanies The MDL Funds Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-877-MDL-FUNDS. References to the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Fund include the AIC MDL Fixed Income Fund and AIC MDL Growth Fund, respectively.

                                  THE MDL FUNDS

INVESTMENT ADVISER

MDL Advisors, Inc.
225 Ross Street
3rd Floor
Pittsburgh, Pennsylvania 15219

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated March 1, 2001, includes detailed information about The MDL Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  CALL 1-877-MDL-FUNDS

BY MAIL:  Write to us
MDL Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The MDL Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Funds' Investment Company Act registration number is 811-XXXX.

                                     TRUST:
                                  THE MDL FUNDS

                                     FUNDS:
                       MDL BROAD MARKET FIXED INCOME FUND
                        MDL LARGE CAP GROWTH EQUITY FUND

                               INVESTMENT ADVISER:
                               MDL ADVISORS, INC.

This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the MDL Broad Market Fixed Income Fund (the "Fixed Income Fund") and MDL Large Cap Growth Equity Fund (the "Growth Fund" and together with the Fixed Income Fund, the "Funds"). It is intended to provide additional information regarding the activities and operations of The MDL Funds (the "Trust") and the Funds and should be read in conjunction with the Funds' Prospectus dated [ ]. The Prospectus for the Funds may be obtained by calling 1-877-MDL-Funds.

                                TABLE OF CONTENTS

THE TRUST....................................................................S-3
INVESTMENT OBJECTIVES AND POLICIES...........................................S-3
DESCRIPTION OF PERMITTED INVESTMENTS.........................................S-5
INVESTMENT LIMITATIONS......................................................S-16
THE ADVISER.................................................................S-17
THE ADMINISTRATOR...........................................................S-19
THE DISTRIBUTOR.............................................................S-21
THE TRANSFER AGENT..........................................................S-21
THE CUSTODIAN...............................................................S-21
CODES OF ETHICS.............................................................S-21
INDEPENDENT PUBLIC ACCOUNTANTS..............................................S-21
LEGAL COUNSEL...............................................................S-22
TRUSTEES AND OFFICERS OF THE FUND...........................................S-22
PERFORMANCE INFORMATION.....................................................S-25
COMPUTATION OF YIELD........................................................S-25
CALCULATION OF TOTAL RETURN.................................................S-26
PURCHASING SHARES...........................................................S-26
REDEEMING SHARES............................................................S-26
DETERMINATION OF NET ASSET VALUE............................................S-27
TAXES ......................................................................S-27
FUND TRANSACTIONS...........................................................S-30
TRADING PRACTICES AND BROKERAGE.............................................S-30
DESCRIPTION OF SHARES.......................................................S-33
SHAREHOLDER LIABILITY.......................................................S-33
LIMITATION OF TRUSTEES LIABILITY...........................................S-33

5% AND 25% SHAREHOLDERS.....................................................S-34
EXPERTS.....................................................................S-34
FINANCIAL STATEMENTS........................................................S-34

[                ]


[fulfillment code]

THE TRUST

This Statement of Additional Information relates only to the MDL Broad Market Fixed Income Fund (the "Fixed Income Fund") and MDL Large Cap Growth Equity Fund (the "Growth Fund" and together with the Fixed Income Fund, the "Funds"), each a diversified portfolio. The Funds have assumed all of the assets and liabilities of their predecessor funds, the Advisors' Inner Circle MDL Broad Market Fixed Income Fund (the "AIC MDL Fixed Income Fund") and the Advisors' Inner Circle MDL Large Cap Growth Equity Fund (the "AIC MDL Growth Fund", and together with the AIC MDL Fixed Income Fund, the "AIC MDL Funds"). Each Fund is a separate series of The MDL Funds (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated October 27, 2000. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. The Funds' expense ratios are disclosed under "Fund Fees and Expenses" in the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Fixed Income Fund is to seek total return consistent with preservation of capital. The investment objective of the Growth Fund is to seek long-term growth of capital with a secondary objective of income. The Funds' investment objectives are fundamental and cannot be changed without the consent of shareholders. There can be no assurance that a Fund will be able to achieve its investment objective. In addition to the investments and strategies described below, the Funds may invest in certain securities and obligations as set forth in "Description of Permitted Investments" herein.

MDL BROAD MARKET FIXED INCOME FUND

Under normal conditions the Fixed Income Fund will principally invest (at least 80% of its net assets) in U.S. Treasury bills, notes and bonds and other fixed income securities issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"), and corporate fixed income securities rated A- or higher by Standard & Poor's Corporation ("S&P"), A or higher by Moody's Investors Services, Inc. ("Moody's") or of comparable quality as determined by the Adviser. The U.S. Government Securities in which the Fund may invest include mortgage-backed securities ("MBSs"), and mortgage-related securities such as pass-through securities and collateralized mortgage obligations. The Fund intends to invest less than 25% of its total assets in corporate fixed income securities and less than 30% of its total assets in MBSs. The Fund's duration ordinarily will range between 4 and 7 years.

In addition to its principal investments, the Fund may also invest in the following securities which are not part of its principal investment strategy:
(i) short-term U.S. bank obligations; (ii) shares of other investment companies; and (iii) repurchase agreements.

The Fixed Income Fund may purchase or sell securities on a when-issued or forward commitment basis and sell securities short "against the box." The Fund may engage in reverse repurchase agreements with banks and dealers in amounts up to 33% of the Fund's total assets at the time the Fund enters into the agreements. In order to remain fully invested and to reduce transaction costs, up to 15% of the Fund's total assets may be invested in futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

For temporary defensive purposes when the Adviser determines that market conditions warrant, the Fixed Income Fund may also invest up to 100% of its assets in money market securities or hold cash. Securities rated A- by S&P or A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

The portfolio turnover rate for the Fixed Income Fund for the fiscal years ended October 31, 1999 and 2000, was 198.83% and XX.XX%, respectively.

MDL LARGE CAP GROWTH EQUITY FUND

The Growth Fund intends to be as fully invested as practicable in common stocks and other equity securities. Under normal circumstances the Fund will principally invest (at least 80% of its net assets) in the securities described in the Prospectus.

The  Growth  Fund  will  invest  primarily  in the  common  stocks  of large cap companies, that is, those established companies with equity-market capitalizations in excess of $3 billion. The Fund may also invest in common stocks of smaller companies with equity market capitalizations in excess of $500 million.

In addition to its principal investments, the Fund may also invest in other equity securities of large cap companies, which may include warrants, rights to purchase common stocks, debt securities convertible into common stocks, and preferred stocks. The Fund may invest in equity securities of foreign issuers traded in the United States in the form of American Depositary Receipts.

The Growth Fund may also engage in repurchase agreements. The Fund may engage in reverse repurchase agreements with banks and dealers in amounts up to 33% of the Fund's total assets at the time the Fund enters into the agreements. Up to 15% of the Fund's total assets may be invested in futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

For temporary defensive purposes when the Adviser determines that market conditions warrant, the Growth Fund may also invest up to 100% of its assets in money market securities or hold cash.

The portfolio turnover rate for the Growth Fund for the fiscal years ended October 31, 1999 and 2000, was 75.29% and XX.XX%, respectively.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS

The Growth Fund may invest in American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CONVERTIBLE SECURITIES

Convertible   securities  are  securities   issued  by  corporations   that  are
exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

DURATION

Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

EQUITY SECURITIES

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Growth Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Growth Fund may therefore be more suitable for long-term investors.

EURO-DENOMINATED SECURITIES

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the Funds may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact the Fund's euro-denominated investments.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund=s net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts until a contract is closed out. However, there is no certainty that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.

INVESTMENT COMPANY SHARES

Each Fund may invest up to 10% of its total assets in shares of other investment companies that invest exclusively in those securities in which the appropriate Fund may invest directly. Investing in shares of other investment companies is not a principal investment strategy of either Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund=s total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

MONEY MARKET INSTRUMENTS -- Money market instruments include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical rating organization or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities.

         BANKERS' ACCEPTANCES

         Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT

         Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of
         deposit  with  penalties  for  early   withdrawal  will  be  considered
         illiquid.

         COMMERCIAL PAPER

         Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

         TIME DEPOSITS

         Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.


MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

         GOVERNMENT PASS-THROUGH SECURITIES

         These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities= value, which is likely to vary inversely with fluctuations in interest rates.

         Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

         PRIVATE PASS-THROUGH SECURITIES

         Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

         CMOS

         CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICS

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

         Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

         ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

         ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

         STRIPPED MORTGAGE-BACKED SECURITIES

         Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

         The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         ESTIMATED AVERAGE LIFE

         Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium, which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security, which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are agreements by which a Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be considered to be borrowings by the Funds under the Investment Company Act of 1940, as amended (the "1940 Act").

SHORT SALES AGAINST-THE-BOX

The Funds may make short sales "against-the-box" for the purpose of deferring realization of gain or loss for federal income tax purposes and for the purpose of hedging against an anticipated decline in the value of the underlying securities. "short sale Aagainst-the-box" is a short sale in which a Fund owns, or has the right to obtain without payment of additional consideration, an equal amount of the same type of securities sold short.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED SECURITIES

Each Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, a Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund that cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The phrase Amajority of the outstanding shares@ means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3.       Acquire more than 10% of the voting securities of any one issuer.

4.       Invest in companies for the purpose of exercising control.

5. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the

         Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

6. Make loans if, as a result, more than 33% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

The foregoing percentages will apply at the time of the purchase of a security.

NON-FUNDAMENTAL POLICIES

The following investment limitation of each Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

1. A Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund=s net assets.

Except with respect to each Fund's policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

Additionally, it is a non-fundamental policy of each Fund to limit borrowings to no more than 5% of its net assets. Fully collateralized reverse repurchase agreements are not considered borrowings for purposes of the foregoing limitation.

THE ADVISER

MDL Advisors, Inc. (the "Adviser"), a subsidiary of MDL Financial, Inc. and MDL Capital Management, Inc., the adviser to the AIC MDL Funds (the predecessor funds), and the Trust have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Adviser's principal business address is 225 Ross Street, Pittsburgh, Pennsylvania 15219. As of December 31, 2000, MDL Financial, Inc. and its subsidiaries had approximately $[1.6 billion] of assets under management for institutional clients such as Taft-Hartley plans, hospitals, public sector funds, foundations and ERISA plans.

Messrs. Mark D. Lay and Edward Adatepe have served as co-portfolio managers of the Fixed Income Fund since its commencement of operations. With Mr. Steve Sanders, they have served as co-portfolio managers of the Growth Fund since its commencement of operations. Mr. Lay has served as the Chairman and Chief Executive Officer of MDL Financial, Inc. since 1993. Prior thereto, Mr. Lay was an account executive at Dean Witter Reynolds, Inc. and a Vice President at Citicorp Investment Bank. Mr. Lay received a B.A. degree in Economics from
Columbia University. Mr. Sanders has been the President of MDL Financial, Inc. since 1994. Mr. Sanders served as a credit analyst at Mellon Financial Corp and AETNA Financial Services before serving as President and Chief Executive Officer of Sanders Financial for 9 years. Mr. Sanders received a B.A. in Business Administration from Howard University. Mr. Adatepe has been the Chief Investment Officer of MDL Financial, Inc. since 1994. Prior thereto, Mr. Adatepe was the Managing Director of RRZ Investment Management, Inc., where he was responsible for managing both fixed income and equity portfolios for various public and private pension funds. Mr. Adatepe received a B.S. degree in Physics from Allegheny College and a M.S. degree in Industrial Administration from Carnegie-Mellon University.

Under the Advisory Agreement, the Adviser receives a monthly management fee computed separately for each Fund. Such fees are payable at an annual rate of
 .45% and .74% of the average daily net assets of the Fixed Income and Growth Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fee for each Fund and to reimburse expenses of each Fund in order to limit total operating expenses for the Fixed Income and Growth Funds to an annual rate of not more than .90% and 1.26% of average daily net assets, respectively. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time, however, the advisory fee waivers are expected to be in effect for the current fiscal year. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds.

The Adviser's fixed income decision making process begins with a "top down" analysis of the factors that drive interest rates: economic growth, inflation, the level of the dollar, monetary policy and fiscal policy. Based on this process, the Adviser develops several interest rate projections and determines an appropriate duration target and maturity structure.

The Adviser then apportions the Fixed Income Fund=s portfolio among the following sectors: (i) U.S. Government Securities; (ii) corporate fixed income securities; and (iii) MBSs. This allocation is based on an analysis of the relative attractiveness of these sectors, on a total return basis, given the Adviser=s interest rate projections. The Adviser then selects approximately 15-20 individual securities that in the aggregate produce the desired portfolio duration, maturity structure and sector allocation.

In the case of U.S. Government Securities, individual securities are selected for purchase that offer better total return potential than other U.S. Government Securities with similar durations. In the case of corporate fixed income securities, the Adviser's selection process seeks to identify issues where credit quality has recently been improving as evidenced by rating increases by S&P or Moody=s. In addition, the Adviser seeks corporate fixed income securities that generally are non-callable and have an issue size of $250 million or greater. In the case of MBSs, the Adviser seeks to purchase individual securities that offer the best total return potential, given the Adviser=s interest rate projections, as compared to similar securities.

With respect to the Growth Fund, the Adviser evaluates these companies through a multi-step screening process, which begins with a universe of approximately 700 stocks, including those in the S&P 500 index. The Adviser seeks to purchase the securities of companies with (i) high absolute and relative earnings momentum;
(ii) positive earnings surprise; (iii) positive price momentum; and (iv) low absolute and relative valuations. The Adviser then performs a fundamental analysis of those companies that meet the foregoing criteria and selects from those companies approximately 100 securities across 12 identified economic sectors.

For the fiscal period ended October 31, 1998 and fiscal years ended October 31, 1999 and 2000, the AIC MDL Fixed Income Fund paid the Adviser $0, $0 and $XX, respectively, and for the fiscal period ended October 31, 1998 and fiscal years ended October 31, 1999 and 2000, the Adviser waived fees of $7,119, $79,540 and $XX,XXX, respectively. For the fiscal period ended October 31, 1998, and fiscal years ended October 31, 1999 and 2000, the AIC MDL Growth Fund paid the Adviser $0, $93,934 and $XX,XXX, respectively, and the Adviser waived fees of $9,636, $67,085 and $XX,XXX, respectively. For the fiscal period ended October 31, 1998 and the fiscal years ended October 31, 1999 and 2000, the Adviser reimbursed fees of $156,459, $26,175 and $XX,XXX, respectively, to the AIC MDL Fixed Income Fund and for the fiscal period ended October 31, 1998, and the fiscal years ended October 31, 1999 and 2000, the Adviser reimbursed $141,746, $0 and $XX, respectively, to the AIC MDL Growth Fund.

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator"), provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly based on the respective Fund's asset level, at an annual rate of: .15% on the first $50 million of average daily net assets; .125% on the next $50 million of average daily net assets; and .10% on average daily net assets over $100 million. However, each Fund pays a minimum annual administration fee of $80,000, which would be increased by $15,000 per additional class. Due to the minimum annual administration fee, the administration fee that a Fund pays will decline according to the administration fee schedule described above, only after a Fund's net asset level reaches $54 million.

For the fiscal period ended October 31, 1998, and the fiscal years ended October 31, 1999 and 2000, the AIC MDL Funds each paid administration fees of $80,000, $80,000 and $XX,XXX, respectively.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days'[ written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the

Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to a Fund or the Trust, effective upon the liquidation of the Fund or the Trust, as the case may be.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, iShares Inc., iShares Trust, Johnson Family Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as "a regulated investment company" ("RIC") under provisions of the Internal Revenue Code of 1986, as
amended  (the  "Code").   The  term  "expenses"  is  defined  in  such  laws  or
regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Fund.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

No compensation is paid to the Distributor for distribution services for the shares of the Fund.

THE TRANSFER AGENT

DST Systems, Inc., 330 W 9th Street, Kansas City, MO 64105 serves as the Trust's transfer agent.

THE CUSTODIAN

First Union National Bank, 125 Broad Street, Philadelphia, Pennsylvania 19109 acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

[           ] serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor,

1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Boston 1784 Funds(R), The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee** -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds and Oak Associates Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee**-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES R. FOGGO (DOB 06/30/64) -- President -- Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) -- Vice President and Assistant Secretary --Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

MARK D. LAY (DOB 09/15/63) -- Vice President and Assistant Secretary -- Co-Manager of the Funds since their inception. Account Executive, Dean Witter Reynolds, Inc., 1989 - 1992. Vice President in foreign exchange trading, Citicorp Investment Bank, 1983 - 1988.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

STEVE SANDERS (DOB 10/26/59) -- Vice President and Assistant Secretary -- Co-Manager, MDL Large Cap Growth Equity Fund since its inception. Pension Employee Benefit Representative, AETNA Financial Services Inc. from 1982-1985. Credit Analyst, Mellon Financial Corp. from 1985-1986. President and CEO, Sanders Financial, an investment advisory firm from 1986-1995.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68) - Vice President and Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since

August 2000. Vice President,  Merrill Lynch & Co. Asset Management Group (1998 -
2000). Associate at Pepper Hamilton LLP (1997-1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

ROBERT J. DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of the Administrator since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986 - 1994.

JOHN H. GRADY, JR. (DOB 06/01/61) -- Secretary -- 1701 Market Street, Philadelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

RICHARD W. GRANT (DOB 10/25/45) -- Assistant Secretary -- 1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Administrator and the Distributor.

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Portfolio.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits expected Trustee compensation for The Advisors' Inner Circle Fund's ("AIC" or the "predecessor Trust") fiscal period ended October 31, 2000.


-------------------------------------------------------------------------------------------------------------------------------
                       Aggregate
                      Compensation                                                            Total Compensation From AIC
                    From AIC for the        Pension or Retirement        Estimated            and Fund Complex Paid to
                    Fiscal Year Ended        Benefits Accrued as       Annual Benefits       Trustees for the Fiscal Year
Name of Person          10/31/00            Part of Fund Expenses      Upon Retirement           Ended 10/31/00*
-------------------------------------------------------------------------------------------------------------------------------
John T. Cooney        [$9,571.48]                   N/A                     N/A            [$9,571.48] for service on one board
-------------------------------------------------------------------------------------------------------------------------------
Robert Patterson      [$9,571.48]                   N/A                     N/A            [$9,571.48] for service on one board
-------------------------------------------------------------------------------------------------------------------------------
Eugene B. Peters      [$9,571.48]                   N/A                     N/A            [$9,571.48] for service on one board
-------------------------------------------------------------------------------------------------------------------------------
James M. Storey       [$9,571.48]                   N/A                     N/A            [$9,571.48] for service on one board
-------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan    [$9,571.48]                   N/A                     N/A            [$9,571.48] for service on one board
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
William M. Doran       $0                           N/A                     N/A             $0 for service on one board
-------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher       $0                           N/A                     N/A             $0 for service on one board
-------------------------------------------------------------------------------------------------------------------------------


*        For the purposes of this table, AIC is the only investment company in the Fund Complex.

PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield and total return of the Fixed Income Fund and the total return of the Growth Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

PERFORMANCE COMPARISONS

The Funds may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


COMPUTATION OF YIELD

The yield of the Fixed Income Fund refers to the annualized income generated by an investment in that Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended October 31, 2000, the AIC MDL Fixed Income Fund's yield was X.XX%.

CALCULATION OF TOTAL RETURN

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period. For the fiscal year ended October 31, 2000 and the period from November 1, 1997 (commencement of operations) through October 31, 2000, the AIC MDL Fixed Income Fund's average annual total return was X.XX% and X.XX%, respectively, and the AIC MDL Growth Fund's average annual total return was XX.XX% and XX.XX%, respectively.

PURCHASING SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the Funds are offered on a continuous basis. Currently, the holidays observed by the Trust and the New York Stock Exchange are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

REDEEMING SHARES

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Trust to make in-kind redemptions to those shareholders that are affiliated with the Funds solely by their ownership of a certain percentage of the Funds.

A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust=s net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

Each Fund intends to qualify and elect to be treated as a RIC as defined under Subchapter M of the Code. By following such a policy, the Funds expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

In order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund=s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund=s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

The Funds may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Funds must distribute to satisfy the Distribution Requirement. In some cases, the Funds may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Funds fails to qualify for any taxable year as a RIC, all of their taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Fund will pay federal income tax thereon.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any Fixed Income Fund distribution will qualify for the corporate dividends-received deduction. Conversely, distributions from the Growth Fund generally will qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

Each Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

Generally, gain or loss on the sale or exchange of a share will be capital gain or loss that will be long-term if the share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Fund with respect to such share are included in determining the shareholder=s long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder=s long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

In certain cases, the Funds will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; or (3) has failed to certify the Funds that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

Each Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Fund shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Funds.

FUND TRANSACTIONS

The Funds have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by the fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC.

Under these provisions, the is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules
define "usual  and  customary"   commissions  to  include   amounts  which  are
Areasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal year ended October 31, 2000, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:



-------------------------------------------------------------------------------------------------
                                  Total Dollar Amount of     Total Dollar Amount of Transactions
                                  Brokerage Commissions        Involving Directed Brokerage
Fund                              or Research Services       Commissions for Research Services
-------------------------------------------------------------------------------------------------
AIC MDL Fixed Income Fund                $X                              $X
-------------------------------------------------------------------------------------------------
  AIC MDL Growth Fund                 $XX,XXX                        $XX,XXX,XXX
-------------------------------------------------------------------------------------------------



For the fiscal years ended October 31, 1998, 1999 and 2000, the AIC MDL Funds paid the following brokerage commissions:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              % of Total Brokerage
                 Total $ Amount of             Total $ Amount of                % of Total Brokerage          Transactions Effected
               Brokerage Commissions         Brokerage Commissions              Commissions Paid to             Through Affiliated
Fund                   Paid                 Paid to Affiliated Brokers         the Affiliated Brokers                  Broker
------------------------------------------------------------------------------------------------------------------------------------
                  1998   1999     2000       1998      1999      2000          1998     1999     2000          1998     1999    2000
------------------------------------------------------------------------------------------------------------------------------------
AIC MDL
Fixed Income
Fund             $0      $353     $XXX        $0      $353       $XXX            0%      100%     XX%           0%       0%      X%
------------------------------------------------------------------------------------------------------------------------------------
AIC MDL
Growth Fund      $4,841  $20,970  $XXXX       $0      $20,147    $XXXX           0%       96%     XX%           0%       0%      X%
                                    X                             X
------------------------------------------------------------------------------------------------------------------------------------


Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares, which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Funds' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Funds are required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Funds have acquired during its most recent fiscal year). For the fiscal year ended October 31, 2000, the AIC MDL Fixed Income Fund held $XX,XXX of Morgan Stanley's repurchase agreements and the AIC MDL Growth Fund held $XX,XXX of Morgan Stanley's repurchase agreements.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% AND 25% SHAREHOLDERS

As January 1, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the AIC MDL Funds' shares. Persons who owned of record or beneficially more than 25% of a AIC MDL Fund's outstanding shares may be deemed to control that AIC MDL Fund within the meaning of the Act.

THE AIC MDL FIXED INCOME FUND

SHAREHOLDER                               NUMBER OF SHARES               %
-----------                               ----------------               -

[                         ]                 XXX,XXX                     XX.XX%

[                         ]                 XXX,XXX                     XX.XX%

THE AIC MDL GROWTH FUND

SHAREHOLDER                               NUMBER OF SHARES               %
-----------                               ----------------               -

[                         ]                 XXX,XXX                     XX.XX%

[                         ]                 X,XXX,XXX                   XX.XX%

The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

EXPERTS

The financial  statements  incorporated by reference have been audited by
[         ], independent public accountants,  as indicated in their report with respect thereto, in reliance upon the authority of said firm as experts in giving said reports.

FINANCIAL STATEMENTS

The  financial  statements  for the AIC MDL Funds' fiscal year ended October 31,
2000,  including notes thereto and the report of [                   ] thereon,
are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 2000 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                            PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a) Registrant's Agreement and Declaration of Trust dated October 27, 2000 is filed herewith.

(b)    Registrant's By-Laws are filed herewith.

(c)    Not Applicable.

(d) Investment Advisory Agreement between Registrant and MDL Advisors, Inc. will be filed by later amendment.

(e) Distribution Agreement between Registrant and SEI Investments Distribution Company will be filed by later amendment.

(f)    Not Applicable.

(g) Custodian Agreement between Registrant and First Union National Bank will be filed by later amendment.

(h)(1) Administration Agreement between Registrant and SEI Investments Mutual Funds Services will be filed by later amendment.

(h)(2) Transfer Agency Agreement with [ ] will be filed by later amendment.

(i)    Not Applicable.

(j)    Not Applicable.

(k)    Not Applicable.

(l)    Not Applicable.

(m)    Not Applicable.

(n)    Not Applicable.

(o)    Not Applicable.

(p)(1) SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit (P)(11) of The Arbor Fund's

       Post-Effective Amendment No. 28 on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(2) The MDL Funds Code of Ethics will be filed by later amendment.

(p)(3) MDL Advisors, Inc. Code of Ethics will be filed by later amendment.

(q) Powers of Attorney for Robert A. Nesher, William M. Doran, James A. Storey, John T. Cooney, Robert A. Patterson, Eugene B. Peters and George
       J. Sullivan are filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant

       See Statement of Additional Information regarding the control relationships of The MDL Funds (the "Trust"). SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Item 25.  Indemnification:

       Article VIII of the Agreement and  Declaration  of Trust filed as Exhibit
(a) to the Registration Statement is filed herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

       Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

MDL ADVISORS, INC.

MDL Advisors, Inc. is the investment adviser for the Trust. The principal address of MDL Advisors, Inc. is 225 Ross Street, Pittsburgh, PA 15222. MDL Advisors, Inc. is an investment adviser registered under the Advisers Act.


Name and Position with                       Name of Other Company                Connection with
Investment Adviser                                                                Other Company

Mark D. Lay, Chief Executive Officer                  --                                 --
Steven P. Sanders, President                 Sanders Financial                    Chief Executive Officer (12/98)

Joseph L. Watkins, Executive Officer         Kinslor Inc.                         President
Charles A. Gomulka, Director                 RRZ Investment Management, Inc.      President, Accountant
                                             Russel, Rea & Zappala, Inc.          Secretary, Treasurer
                                             Generation Development               Vice President
                                             Russel, Rea, Zappala & Gomulka       President, Chief
                                             RR&Z Public Markets, Inc.            Executive Officer


Edward A. Adatepe, Portfolio Manager                  --                                 --
Charles R. Zappala, Shareholder              RRZ Investment Management, Inc.      Vice President, Director
                                             Russel, Rea & Zappala, Inc.          President, Director
                                             RR&Z Realty Investments              Vice President, Director
                                             Russel, Rea, Zappala & Gomulka       Treasurer, Shareholder
                                             RR&Z Public Markets, Inc.            Vice Chairman
                                             RR&Z Capital Group                   Secretary, Director


Tracey M. Gist, Vice President                        --                                 --
of Operations



Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                      July 15, 1982
         SEI Liquid Asset Trust                      November 29, 1982

         SEI Tax Exempt Trust                        December 3, 1982
         SEI Index Funds                             July 10, 1985
         SEI Institutional Managed Trust             January 22, 1987
         SEI Institutional International Trust       August 30, 1988
         The Advisors' Inner Circle Fund             November 14, 1991
         The Pillar Funds                            February 28, 1992
         CUFUND                                      May 1, 1992
         STI Classic Funds                           May 29, 1992
         First American Funds, Inc.                  November 1, 1992
         First American Investment Funds, Inc.       November 1, 1992
         The Arbor Fund                              January 28, 1993
         The PBHG Funds, Inc.                        July 16, 1993
         The Achievement Funds Trust                 December 27, 1994
         Bishop Street Funds                         January 27, 1995
         STI Classic Variable Trust                  August 18, 1995
         ARK Funds                                   November 1, 1995
         Huntington Funds                            January 11, 1996
         SEI Asset Allocation Trust                  April 1, 1996
         TIP Funds                                   April 28, 1996
         SEI Institutional Investments Trust         June 14, 1996
         First American Strategy Funds, Inc.         October 1, 1996
         HighMark Funds                              February 15, 1997
         Armada Funds                                March 8, 1997
         PBHG Insurance Series Fund, Inc.            April 1, 1997
         The Expedition Funds                        June 9, 1997
         Alpha Select Funds                          January 1, 1998
         Oak Associates Funds                        February 27, 1998
         The Nevis Fund, Inc.                        June 29, 1998
         CNI Charter Funds                           April 1, 1999
         The Armada Advantage Fund                   May 1, 1999
         Amerindo Funds Inc.                         July 13, 1999
         Huntington VA Funds                         October 15, 1999
         Friends Ivory Funds                         December 16, 1999
         iShares Inc.                                January 28, 2000
         SEI Insurance Products Trust                March 29, 2000
         iShares Trust                               April 25, 2000
         Pitcairn Funds                              August 1, 2000
         First Omaha Funds, Inc.                     October 1, 2000
         JohnsonFamily Funds, Inc.                   November 1, 2000

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. Thes services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                    Position and Office                         Positions and Offices
Name                                With Underwriter                            With Registrant
----                                -------------------                         ---------------------

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                 --
Richard B. Lieb            Director, Executive Vice President                           --
Carmen V. Romeo            Director                                                     --
Mark J. Held               President & Chief Operating Officer                          --
Dennis J. McGonigle        Executive Vice President                                     --
Robert M. Silvestri        Chief Financial Officer & Treasurer                          --
Todd Cipperman             Senior Vice President & General Counsel                      --
Leo J. Dolan, Jr.          Senior Vice President                                        --
Carl A. Guarino            Senior Vice President                                        --
Jack May                   Senior Vice President                                        --
Hartland J. McKeown        Senior Vice President                                        --
Kevin P. Robins            Senior Vice President                                        --
Patrick K. Walsh           Senior Vice President                                        --
Wayne M. Withrow           Senior Vice President                                        --
Robert Aller               Vice President                                               --
John D. Anderson           Vice President & Managing Director                           --
Timothy D. Barto           Vice President & Assistant Secretary                         Vice President &
                                                                                        Assistant Secretary
Robert Crudup              Vice President & Managing Director                           --
Richard A. Deak            Vice President & Assistant Secretary                         --
Scott W. Dellorfano        Vice President & Managing Director                           --
Barbara Doyne              Vice President                                               --
Jeff Drennen               Vice President                                               --
Scott C. Fanatico          Vice President & Managing Director                           --
Vic Galef                  Vice President & Managing Director                           --
Steven A. Gardner          Vice President & Managing Director                           --
Lydia A. Gavalis           Vice President & Assistant Secretary                         --
Greg Gettinger             Vice President & Assistant Secretary                         Vice President &
                                                                                        Assistant Secretary
Kathy Heilig               Vice President                                               --
Jeff Jacobs                Vice President                                               --
Samuel King                Vice President                                               --
John Kirk                  Vice President & Managing Director                           --
Kim Kirk                   Vice President & Managing Director                           --
John Krzeminski            Vice President & Managing Director                           --
Alan H. Lauder             Vice President                                               --
Paul Lonergan              Vice President & Managing Director                           Vice President &
                                                                                        Assistant Secretary
Ellen Marquis              Vice President                                               --
Christine M. McCullough    Vice President & Assistant Secretary                         --

Carolyn McLaurin           Vice President & Managing Director                           --
Mark Nagle                 Vice President                                               --
Joanne Nelson              Vice President                                               --
Cynthia M. Parrish         Vice President & Secretary                                   --
Rob Redican                Vice President                                               --
Maria Rinehart             Vice President                                               --


Steve Smith                Vice President                                               --
Daniel Spaventa            Vice President                                               --
Kathryn L. Stanton         Vice President                                               --
Lori L. White              Vice President & Assistant Secretary                         --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                         Vice President & Assistant Secretary


Item 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-I(d), the required books and records are maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  125 Broad Street
                  Philadelphia, PA 19109

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, PA 19456

         (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the offices of the Registrant's Advisers:

                  MDL Advisors Inc.
                  225 Ross Street
                  Pittsburgh, PA 15222

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust for The MDL Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustee as trustee and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on this 13th day of November, 2000.

                                                  THE MDL FUNDS

                                            By:   /S/ JAMES R. FOGGO
                                                  ------------------------------
                                                  James R. Foggo, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

         *                              Trustee                November 13, 2000
--------------------------------
John T. Cooney

         *                              Trustee                November 13, 2000
--------------------------------
William M. Doran

         *                              Trustee                November 13, 2000
--------------------------------
Robert A. Nesher

         *                              Trustee                November 13, 2000
--------------------------------
Robert A. Patterson

         *                              Trustee                November 13, 2000
--------------------------------
Eugene B. Peters

         *                              Trustee                November 13, 2000
--------------------------------
James M. Storey

         *                              Trustee                November 13, 2000
--------------------------------
George J. Sullivan

/S/ JAMES R. FOGGO                      President              November 13, 2000
--------------------------------
James R. Foggo

/S/ ROBERT J. DELLACROCE                Controller &           November 13, 2000
--------------------------------        Chief Financial Officer
Robert J. DellaCroce

*By /s/ James R. Foggo
   --------------------
   James R. Foggo
   Attorney -in- Fact

                                  EXHIBIT INDEX

Exhibit No. and Description

EX-99.A Registrant's Agreement and Declaration of Trust dated October 27, 2000 is filed herewith.

EX-99.B     Registrant's By-Laws are filed herewith.

EX-99.C     Not Applicable.

EX-99.D Investment Advisory Agreement between Registrant and MDL Advisors, Inc. will be filed by later amendment.

EX-99.E Distribution Agreement between Registrant and SEI Investments Distribution Company will be filed by later amendment.

EX-99.F     Not Applicable.

EX-99.G Custodian Agreement between Registrant and First Union National Bank will be filed by later amendment.

EX-99.H1 Administration Agreement between Registrant and SEI Investments Mutual Funds Services will be filed by later amendment.

EX-99.H2    Transfer Agency Agreement with [ ] will be filed by later amendment.

EX-99.I     Not Applicable.

EX-99.J     Not Applicable.

EX-99.K     Not Applicable.

EX-99.L     Not Applicable.

EX-99.M     Not Applicable.

EX-99.N     Not Applicable.

EX-99.O     Not Applicable.

EX-99.P1 SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit (P)(11) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P2    The MDL Funds Code of Ethics will be filed by later amendment.

EX-99.P3    MDL Advisors, Inc. Code of Ethics will be filed by later amendment.

EX-99.Q Powers of Attorney for Robert A. Nesher, William M. Doran, James A. Storey, John T. Cooney, Robert A. Patterson, Eugene B. Peters and George J. Sullivan are filed herewith.